Subsequent Events (Details)	Jul. 31, 2022
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Debt borrowed, description	On September 23, 2022, Guangzhou Shuzhi borrowed RMB5 million (equivalent to $746,480) from the Industrial and Commercial Bank of China Guangzhou Fangcun Branch Office. The term of the loan is from September 23, 2022 to September 23, 2023, and the loan has a floating interest rate.